INCOME TAXES - Income Tax Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current tax:
Current tax on profits for the year	$ 103	$ 0	$ 36
Adjustments in respect of prior years	13	3	(15)
Total current tax expense	116	3	21
Deferred tax:
Origination and reversal of temporary differences	180	53	(4)
Change in tax rates and imposition of new legislation	(314)	(35)	0
Adjustments in respect of prior years	(16)	(4)	14
Total deferred tax expense (recovery)	(150)	14	10
Total income tax expense (recovery)	$ (34)	$ 17	$ 31